Note 4 - Loans (Details) - Non Accrual Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans (Details) - Non Accrual Loans [Line Items]
Nonaccrual loans	$ 4,969	$ 9,854
Residential 1-4 Family Prime [Member]
Note 4 - Loans (Details) - Non Accrual Loans [Line Items]
Nonaccrual loans	2,956	4,624
Multifamily [Member]
Note 4 - Loans (Details) - Non Accrual Loans [Line Items]
Nonaccrual loans		986
Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans (Details) - Non Accrual Loans [Line Items]
Nonaccrual loans	1,096	2,590
Construction and Land Development [Member]
Note 4 - Loans (Details) - Non Accrual Loans [Line Items]
Nonaccrual loans	10	860
Commercial and Industrial [Member]
Note 4 - Loans (Details) - Non Accrual Loans [Line Items]
Nonaccrual loans	859	775
Consumer and Other [Member]
Note 4 - Loans (Details) - Non Accrual Loans [Line Items]
Nonaccrual loans	$ 48	$ 19